Investments (Schedule of Investments in Marketable Equity Securities and Other) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities	$ 50	$ 49	$ 0
Equity method and other investments	96	94	0
Investment Owned, at Fair Value	0	0	2,929
Derivative Asset	0	0	175
Total investments	146	143	3,104
Predecessor [Member]
Schedule of Available-for-sale Securities [Line Items]
Marketable equity securities			45
Equity method and other investments			1,008
Investment Owned, at Fair Value			0
Derivative Asset			0
Total investments			$ 1,053